[USAA
EAGLE
LOGO (r)]
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED OCTOBER 16, 2014
TO THE SATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2014

Growth and Tax Strategy Fund (USBLX)	Treasury Money Market Trust (UATXX)
Precious Metals and Minerals Fund Shares (USAGX)	International Fund Shares (USIFX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)	International Fund Institutional Shares (UIIFX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	International Fund Adviser Shares (UAIFX)
Emerging Markets Fund Shares (USEMX)	Managed Allocation Fund (UMAFX)
Emerging Markets Fund Institutional Shares (UIEMX)	Cornerstone Aggressive Fund (UCAGX)
Emerging Markets Fund Adviser Shares (UAEMX)	Cornerstone Equity Fund (UCEQX)
Cornerstone Conservative Fund (USCCX)	World Growth Fund Shares (USAWX)
Cornerstone Moderately Conservative Fund (UCMCX	World Growth Fund Adviser Shares (USWGX)
Cornerstone Moderate Fund (USBSX)	Government Securities Fund Shares (USGNX)
Cornerstone Moderately Aggressive Fund (USCRX)	Government Securities Adviser Shares (UAGNX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information. The following disclosure hereby replaces the first paragraph in its entirety under Section 4(2) Commercial Paper and Rule 144A Securities found on page 25 of the Investment Policies section.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund (except the Treasury Money Market Trust) may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

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